FAIR VALUE MEASUREMENT (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Assets:
Money market	$ 1,136	$ 3,341
Derivatives		27
Total	1,136	3,368
Level 1 [Member]
Assets:
Money market	1,136	3,341
Derivatives
Total		3,341
Level 2 [Member]
Assets:
Money market
Derivatives		27
Total		27
Level 3 [Member]
Assets:
Money market
Derivatives
Total